Equity - Summary of Exchange Differences on Translating Foreign Operations (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Balance at January 1	$ 219,027,922		$ 201,310,187	$ 166,841,165
Exchange differences on translating foreign operations	(5,202,145)	$ (173,927)	227,821	(5,287,734)
Share from associates and joint venture accounted for using the equity method	(85,975)	(2,874)	136,608	264,389
Balance at December 31	212,802,312	7,114,755	219,027,922	201,310,187
Exchange differences on translating foreign operations [member]
Balance at January 1	(5,888,574)	(196,876)	(6,733,659)	(1,643,623)
Exchange differences on translating foreign operations	(4,788,135)	(160,085)	426,186	(4,952,815)
Share from associates and joint venture accounted for using the equity method	(85,975)	(2,875)	136,608	(137,221)
Disposal of associates and joint venture accounted for using the equity method			282,291
Balance at December 31	$ (10,762,684)	$ (359,836)	$ (5,888,574)	$ (6,733,659)